                                AIM SECTOR FUNDS

            INVESCO ENERGY FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO FINANCIAL SERVICES FUND - INVESTOR CLASS, CLASS A, B, C AND K
     INVESCO GOLD & PRECIOUS METALS FUND - INVESTOR CLASS, CLASS A, B AND C
       INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS, CLASS A, B, C AND K
           INVESCO LEISURE FUND - INVESTOR CLASS, CLASS A, B, C AND K
          INVESCO TECHNOLOGY FUND - INVESTOR CLASS, CLASS A, B, C AND K
            INVESCO UTILITIES FUND - INVESTOR CLASS, CLASS A, B AND C

                         Supplement dated July 14, 2004
                    to the Prospectus dated November 20, 2003 as supplemented November 20, 2003, December 4, 2003, December 16, 2003, January 16, 2004, January 30, 2004, February 5, 2004, March 12, 2004,
          March 31, 2004, May 17, 2004, May 18, 2004 and July 1, 2004


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2004.

The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

       "FEES AND EXPENSES

       This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

      Shareholder Fees Paid Directly from your Account

                                                               INVESTOR
                                                                 CLASS       CLASS A      CLASS B      CLASS C      CLASS K
                                                               ----------   ----------   ----------   ----------   ----------
      Maximum Front-End Sales Charge on purchases
          as a percentage of offering price                          None         5.50%        None         None         None
      Maximum Contingent Deferred Sales Charge
          (CDSC) as a percentage of the lower of
          the total original cost or current                         None         None(1)      5.00%(2)     1.00%(2)     None
          market value of the shares
      Maximum Sales Charge on reinvested
          dividends/distributions                                    None         None         None         None         None

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3,4)

                                                  INVESTOR
ENERGY FUND                                         CLASS         CLASS A         CLASS B         CLASS C         CLASS K
----------------------------------------------  -------------  -------------   -------------   -------------   -------------
Management Fees                                          0.75%          0.75%           0.75%           0.75%           0.75%
Distribution and Service (12b-1) Fees(5)                 0.25%          0.35%           1.00%           1.00%           0.45%
Other Expenses                                           0.71%          0.71%           0.71%           0.71%           0.71%
                                                -------------  -------------   -------------   -------------   -------------
Total Annual Fund Operating Expenses(6),(7)              1.71%          1.81%           2.46%           2.46%           1.91%
                                                =============  =============   =============   =============   =============

                                                 INVESTOR
      Financial Services Fund                      CLASS          CLASS A           CLASS B          CLASS C          CLASS K
                                               -------------    -------------    -------------    -------------    -------------
Management Fees                                         0.64%            0.64%            0.64%            0.64%            0.64%
Distribution and Service (12b-1) Fees(5)                0.25%            0.35%            1.00%            1.00%            0.45%
Other Expenses                                          0.48%            0.48%            0.48%            0.48%            0.48%
                                               -------------    -------------    -------------    -------------    -------------
Total Annual Fund Operating Expenses(6),(7)             1.37%            1.47%            2.12%            2.12%            1.57%
                                               =============    =============    =============    =============    =============

                                                             INVESTOR
Gold & Precious Metals Fund                                   CLASS            CLASS A         CLASS B          CLASS C
                                                          -------------    -------------    -------------    -------------
Management Fees                                                    0.75%            0.75%            0.75%            0.75%
Distribution and Service (12b-1) Fees(5)                           0.25%            0.35%            1.00%            1.00%
Other Expenses                                                     0.88%            0.88%            0.88%            0.88%
                                                          -------------    -------------    -------------    -------------
Total Annual Fund Operating Expenses(6),(7)                        1.88%            1.98%            2.63%            2.63%
                                                          =============    =============    =============    =============

                                                 INVESTOR
Health Sciences Fund                               CLASS            CLASS A          CLASS B          CLASS C          CLASS K
                                                -------------    -------------    -------------    -------------    -------------
Management Fees                                          0.64%            0.64%            0.64%            0.64%            0.64%
Distribution and Service (12b-1) Fees(5)                 0.25%            0.35%            1.00%            1.00%            0.45%
Other Expenses                                           0.56%            0.56%            0.56%            1.56%            0.56%
                                                -------------    -------------    -------------    -------------    -------------
Total Annual Fund Operating Expenses(6),(7)              1.45%            1.55%            2.20%            2.20%            1.65%
                                                =============    =============    =============    =============    =============

                                                 INVESTOR
Leisure Fund                                       CLASS            CLASS A          CLASS B          CLASS C          CLASS K
                                                -------------    -------------    -------------    -------------    -------------
Management Fees                                          0.69%            0.69%            0.69%            0.69%            0.69%
Distribution and Service (12b-1) Fees(5)                 0.25%            0.35%            1.00%            1.00%            0.45%
Other Expenses                                           0.60%            0.60%            0.60%            0.60%            0.60%
                                                -------------    -------------    -------------    -------------    -------------
Total Annual Fund Operating Expenses(6),(7)              1.54%            1.64%            2.29%            2.29%            1.74%
                                                =============    =============    =============    =============    =============


                                                   INVESTOR
Technology Fund                                      CLASS           CLASS A          CLASS B          CLASS C          CLASS K
                                                 -------------    -------------    -------------    -------------    -------------
Management Fees                                           0.56%            0.56%            0.56%            0.56%            0.56%
Distribution and Service (12b-1) Fees(5)                  0.25%            0.35%            1.00%            1.00%            0.45%
Other Expenses                                            1.13%            1.13%            1.13%            1.13%            1.13%
                                                 -------------    -------------    -------------    -------------    -------------
Total Annual Fund Operating Expenses(6),(7),(8)           1.94%            2.04%            2.69%            2.69%            2.14%
                                                 =============    =============    =============    =============    =============
Fee Waivers/Reimbursements                                0.04%            0.04%            0.04%            0.04%            0.04%
Net Expenses                                              1.90%            2.00%            2.65%            2.65%            2.10%
                                                 =============    =============    =============    =============    =============

                                                                INVESTOR
Utilities Fund                                                    CLASS           CLASS A          CLASS B           CLASS C
                                                              -------------    -------------    -------------    -------------
Management Fees                                                        0.75%            0.75%            0.75%            0.75%
Distribution and Service (12b-1) Fees(5)                               0.25%            0.25%            1.00%            1.00%
Other Expenses                                                         0.64%            0.64%            0.64%            0.64%
                                                              -------------    -------------    -------------    -------------
Total Annual Fund Operating Expenses(6),(7)                            1.64%            1.64%            2.39%            2.39%
                                                              =============    =============    =============    =============

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses for Gold & Precious Metals Fund, Health Sciences Fund and Leisure Fund have been restated to reflect this change. Expenses for Energy Fund, Financial Services Fund, Technology Fund and Utilities Fund have been restated to reflect this change, as well as a merger that occurred on November 24, 2003.

(5) Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(6) The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.00%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class B, Class C and Class K shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial

         Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005.

(7) The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) as follows: (i) INVESCO Energy Fund's Class A, Class B, Class C and Class K shares to 1.65%, 2.30%, 2.30% and 1.75%, respectively; (ii) INVESCO Financial Services Fund's Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.75% and 1.50%, respectively; (iii) INVESCO Gold & Precious Metals Fund's Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively; (iv) INVESCO Health Sciences Fund's Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.75% and 2.20%, respectively; (v) INVESCO Leisure Fund's Class A, Class B, Class C and Class K shares to 1.50%, 2.15%, 2.75% and 2.20%, respectively;
         (vi) INVESCO Technology Fund's Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15%, respectively; and (vii) INVESCO Utilities Fund's Investor Class, Class A, Class B and Class C shares to 1.30%, 1.40%, 2.05% and 2.05%, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

(8) The Fund's Advisor has agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.77% and 1.95% on Investor Class and Class K shares, respectively. This expense limitation agreement is in effect through November 23, 2005.


EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

    ENERGY FUND                                             1 YEAR          3 YEARS         5 YEARS       10 YEARS
    -----------                                             ------          -------         -------       --------
          Investor Class                                     $174               $539            $928       $2,019
          Class A(1)                                         $724             $1,088          $1,476       $2,560
          Class B - With Redemption(1)                       $749             $1,067          $1,511       $2,636(2)
          Class B - Without Redemption                       $249               $767          $1,311       $2,636(2)
          Class C - With Redemption(1)                       $349               $767          $1,311       $2,796
          Class C - Without Redemption                       $249               $767          $1,311       $2,796
          Class K                                            $194               $600          $1,032       $2,233

    FINANCIAL SERVICES FUND

          Investor Class                                     $139             $434             $750        $1,646
          Class A(1)                                         $691             $989           $1,309        $2,211
          Class B - With Redemption(1)                       $715             $964           $1,339        $2,286(2)
          Class B - Without Redemption                       $215             $664           $1,139        $2,286(2)
          Class C - With Redemption(1)                       $315             $664           $1,139        $2,452
          Class C - Without Redemption                       $215             $664           $1,139        $2,452
          Class K                                            $160             $496             $855        $1,867

                                                            1 YEAR          3 YEARS         5 YEARS       10 YEARS
                                                            ------          -------         -------       --------
    GOLD & PRECIOUS METALS FUND
          Investor Class                                       $191            $591           $1,016         $2,201
          Class A(1)                                           $740          $1,137           $1,559         $2,729
          Class B - With Redemption(1)                         $766          $1,117           $1,595         $2,806(2)
          Class B - Without Redemption                         $266            $817           $1,395         $2,806(2)
          Class C - With Redemption(1)                         $366            $817           $1,395         $2,964
          Class C - Without Redemption                         $266            $817           $1,395         $2,964

    HEALTH SCIENCES FUND

          Investor Class                                       $148            $459             $792         $1,735
          Class A(1)                                           $699          $1,013           $1,348         $2,294
          Class B - With Redemption(1)                         $723            $988           $1,380         $2,370(2)
          Class B - Without Redemption                         $223            $688           $1,180         $2,370(2)
          Class C - With Redemption(1)                         $323            $688           $1,180         $2,534
          Class C - Without Redemption                         $223            $688           $1,180         $2,534
          Class K                                              $168            $520             $897         $1,955

    LEISURE FUND

          Investor Class                                       $157            $486             $839         $1,834
          Class A(1)                                           $708          $1,039           $1,393         $2,387
          Class B - With Redemption(1)                         $732          $1,015           $1,425         $2,463(2)
          Class B - Without Redemption                         $232            $715           $1,225         $2,463(2)
          Class C - With Redemption(1)                         $332            $715           $1,225         $2,626
          Class C - Without Redemption                         $232            $715           $1,225         $2,626
          Class K                                              $177            $548             $944         $2,052

    TECHNOLOGY FUND

          Investor Class(3)                                    $193            $605           $1,043         $2,261
          Class A(1,3)                                         $742          $1,151           $1,584         $2,786
          Class B - With Redemption(1,3)                       $768          $1,132           $1,621         $2,863(2)
          Class B - Without Redemption(3)                      $268            $832           $1,421         $2,863(2)
          Class C - With Redemption(1,3)                       $368            $832           $1,421         $3,019
          Class C - Without Redemption(3)                      $268            $832           $1,421         $3,019
          Class K(3)                                           $213            $666           $1,146         $2,469

    UTILITIES FUND

          Investor Class                                       $167            $517             $892         $1,944
          Class A(1)                                           $708          $1,039           $1,393         $2,387
          Class B - With Redemption(1)                         $742          $1,045           $1,475         $2,540(2)
          Class B - Without Redemption                         $242            $745           $1,275         $2,540(2)
          Class C - With Redemption(1)                         $342            $745           $1,275         $2,726
          Class C - Without Redemption                         $242            $745           $1,275         $2,726

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares".

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

(3) Class expenses remain the same for each period (except that the Example reflects the contractual expenses reimbursements by the Advisor for the one-year period and the first year of the three-, five-, and ten-year periods)."

The following replaces in its entirety the information appearing under the heading "HOW TO BUY SHARES - DISTRIBUTION EXPENSES" on page 27 of the prospectus:

         "DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

         Under the 12b-1 Plans for Class A, Class B, Class C, Class K and, with respect to each Fund other than INVESCO Technology Fund, Investor Class shares, payments are limited to an amount computed at each class' applicable 12b-1 fee. If expenses incurred pursuant to these 12b-1 Plans exceed these computed amounts, under these 12b-1 Plans ADI pays the difference. Conversely, if expenses incurred pursuant to these 12b-1 Plans are less than these computed amounts, under these 12b-1 Plans ADI retains the difference.

         Under the 12b-1 Plan for Investor Class shares of INVESCO Technology Fund, payments are limited to the amount necessary to reimburse ADI for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. If the actual allocated share of expenses incurred pursuant to this 12b-1 Plan for the period exceed the 0.25% annual cap, under this 12b-1 Plan ADI pays the difference. If the actual allocated share of expenses incurred pursuant to this 12b-1 Plan for the period are less than the 0.25% annual cap, under this 12b-1 Plan ADI is entitled to be reimbursed only for its actual allocated share of expenses."